Stockholders? Equity (Details) - $ / shares	1 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Aug. 31, 2020
Stockholders' Equity (Details) [Line Items]
Issued and outstanding shares of public offering, percentage			20.00%
Over-allotment option shares		1,125,000
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Class A common stock
Stockholders' Equity (Details) [Line Items]
Common stock, authorized		250,000,000	250,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued		5,773,341	7,456,859
Common stock, shares outstanding (in Shares)		5,773,341	7,456,859
Class A common stock subject to possible redemption		28,726,659	27,043,141
Class A common stock | Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, issued		34,500,000
Common stock, shares outstanding (in Shares)		34,500,000
Class B common stock
Stockholders' Equity (Details) [Line Items]
Common stock, authorized		20,000,000	20,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued		8,625,000	8,625,000	11,500,000
Common stock, shares outstanding (in Shares)	8,625,000	8,625,000	8,625,000
Aggregate shares	4,312,500
Dividend shares	8,625,000	8,625,000
Restated to reflect the forfeiture of shares		1,125,000
Issued and outstanding shares of public offering, percentage		20.00%
Convertible Stock Conversion Ratio		20